Margin Loan Payable - Additional Information (Detail) - Margin Loan Facility [Member] $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 17, 2023 CAD ($)	Jan. 17, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 18,552	$ 15,000
Standby fee	2.50%	2.50%
Facility fee	1.25%	1.25%
Borrowings maturity	May 5, 2023	May 5, 2023
Partial principal amount repaid on loan			$ 14,864	$ 11,121
LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage	5.50%	5.50%